DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2015
Disposal Group, Not Discontinued Operation, Disposal Disclosures [Abstract]
Schedule of liabilities and assets related to un-assigned contracts
Million
Deferred revenues	$10.0
Customer advances	37.3
Total liabilities associated with the unassigned IPTV contracts	$47.3

Deferred contract costs	24.6
Prepaid contract service costs to buyer	22.7
Total assets associated with the un-assigned IPTV contracts	$47.3